Leases - Operating Leases (Details) - IDoc Virtual Telehealth Solutions, Inc. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2028	Aug. 31, 2027	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2024	Jun. 24, 2022	Jun. 01, 2022	Mar. 31, 2022	Mar. 31, 2021
Leases
Incremental borrowing rate	5.00%		5.00%
Operating lease expense	$ 58,140	$ 63,072	$ 243,525	$ 256,029
Operating right-of-use assets
Office Lease	1,119,026		1,216,055	1,130,642
Less accumulated amortization	(293,475)		(337,743)	(344,514)
Right-of-use, net	825,551		878,312	786,128
Operating lease liabilities
Office Lease	861,981		886,602	786,128
Less: current portion	(251,169)		(222,325)	(194,834)
Long term portion	610,812		664,277	591,294
Future minimum rent payments under the operating lease
Year ending December 31, 2024	270,740		241,850
Year ending December 31, 2025	237,240		236,520
Year ending December 31, 2026	220,190		239,440
Year ending December 31, 2027	123,120		132,400
Year ending December 31, 2028	51,800		82,880
Total future minimum lease payments	903,090		933,090
Less imputed interest	(41,109)		(46,488)
Office Lease	$ 861,981		$ 886,602	$ 786,128
Massachusetts Lease
Leases
Monthly lease payments					$ 10,360	$ 10,120	$ 9,870	$ 9,630	$ 9,380
Texas Lease
Leases
Monthly lease payments											$ 10,000
Georgia Lease
Leases
Monthly lease payments										$ 4,097	$ 6,000
Colorado Lease
Leases
Monthly lease payments		$ 5,024										$ 4,851	$ 4,678